Accrued Expenses (Tables)	12 Months Ended
Mar. 31, 2015
Accrued Expenses Tables
Accrued Expenses	Accrued expenses consist of:
	March 31,
	2015	2014

Accrued professional services	$213,800	$135,700
Accrued compensation	990,700	489,900
All other	2,000	-

	$1,206,500	$625,600